Debt and Other Obligations - Local bank loans and other short term borrowings (Details) $ in Thousands	1 Months Ended
Sep. 30, 2019 USD ($)
Deutsche Bank AG
Debt Instrument [Line Items]
Proceeds short term borrowings	$ 2,771
Unicredit
Debt Instrument [Line Items]
Proceeds short term borrowings	5,821
Citizens Bank
Debt Instrument [Line Items]
Proceeds short term borrowings	26,118
Citibank
Debt Instrument [Line Items]
Proceeds short term borrowings	$ 3,755